Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Puttable preferred shares, par value	$ 0.01	$ 0.01
Puttable preferred shares, issued	1,986,449	0
Puttable preferred shares, outstanding	1,986,449	0
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	33,272,706	32,872,706
Preferred shares, outstanding	33,272,706	32,872,706
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	400,000,000	200,000,000
Common shares, issued	176,835,837	131,664,101
Common shares, outstanding	176,835,837	131,664,101